RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 22, 2020	Jul. 20, 2020	Jul. 03, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Acquired balance due from former majority owner						$ 40,874
Cash paid for acquisition						10,031
Repayment of related party debt						55,041	27,753
Deconsolidated and removed liability					$ 94,000
Interest Expense, Related Party						74,959	174,947
Debt principal balance	$ 500,000						1,062,764
Debt Instrument, Increase, Accrued Interest	240,822
Amortization of Debt Discount (Premium)	$ 600,000					83,548	4,928,010
Gain (Loss) on Extinguishment of Debt			$ 502,742			1,564,941	7,847,073
Notes Payable, Related Parties, Current							500,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Due to related party				$ 500,000
Debt Instrument, Maturity Date				Jan. 03, 2021
Promissory Notes 1 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to related party							30,000
Proceeds from Related Party Debt		$ 30,000
Spouse Of Company's CEO [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest Payable							173,692
Former Majority Owner [Member]
Related Party Transaction [Line Items]
Acquired balance due from former majority owner							14,019
Payment of cash acquired							489,174
Cash paid for acquisition							489,174
Repayment of related party debt							35,000	$ 130,000	$ 216,155
Due to related party							94,000
Employee [Member]
Related Party Transaction [Line Items]
Due to related party							0
Proceeds from Related Party Debt								88,000
Interest Expense, Related Party							57,200
Prime EFS, Shypdirect and Frank Mazzola [Member]
Related Party Transaction [Line Items]
Repayment of related party debt							163,000
Proceeds from Related Party Debt							75,000
Former Employee [Member] | Prime EFS, LLC [Member]
Related Party Transaction [Line Items]
Due to related party							0
Proceeds from Related Party Debt								$ 25,000
Interest Expense, Related Party							$ 27,500
Investor [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Extinguishment of Debt						$ 148,651